Adasina Social Justice All Cap Global ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Banking - 6.8%
1st Source Corp.	1,039	$64,875
Alliance Bank Malaysia Bhd.	50,317	56,131
Ameris Bancorp	757	57,350
AMMB Holdings Bhd.	41,565	59,846
Associated Banc-Corp	3,198	84,075
Atlantic Union Bankshares Corp.	1,631	55,177
Banco BPM SpA	14,905	214,755
Banco de Sabadell SA	173,645	632,382
Bangkok Bank PCL	31,840	156,258
Bank Central Asia Tbk PT	447,236	222,208
Bank First Corp.	521	64,984
Bank of Chengdu Co. Ltd. - Class A	127,836	304,636
Bank of Nanjing Co. Ltd.	637,300	1,041,574
Bank of Suzhou Co. Ltd. - Class A	55,800	64,634
BDO Unibank, Inc.	78,239	174,769
BOC Hong Kong Holdings Ltd.	176,954	851,405
Byline Bancorp, Inc.	2,161	60,335
Capitec Bank Holdings Ltd.	1,713	388,390
Capitol Federal Financial, Inc.	9,921	65,578
Cembra Money Bank AG	519	61,372
CTBC Financial Holding Co. Ltd.	525,054	726,895
East West Bancorp, Inc.	9,128	973,958
Erste Group Bank AG	4,912	536,714
FinecoBank Banca Fineco SpA	18,308	449,382
Glacier Bancorp, Inc.	1,268	53,636
Hang Seng Bank Ltd.	17,289	337,981
Heritage Financial Corp.	2,542	60,855
Hong Leong Bank Bhd.	27,216	139,225
Hope Bancorp, Inc.	5,584	59,302
Hua Nan Financial Holdings Co. Ltd.	435,965	409,086
Japan Post Bank Co. Ltd.	37,723	453,861
Jyske Bank A/S	569	70,512
Lakeland Financial Corp.	897	52,259
Laurentian Bank of Canada	4,897	119,751
M&T Bank Corp.	9,015	1,714,833
Malayan Banking Bhd.	722,718	1,733,124
Mega Financial Holding Co. Ltd.	449,910	574,841
National Bank Holdings Corp. - Class A	1,696	63,108
Nicolet Bankshares, Inc.	593	74,706
Northwest Bancshares, Inc.	6,974	83,409
NU Holdings Ltd. - Class A(a)	33,936	590,147
OceanFirst Financial Corp.	3,297	62,148

OFG Bancorp	2,022	$80,334
Origin Bancorp, Inc.	1,542	56,113
Popular, Inc.	748	85,803
Powszechna Kasa Oszczednosci Bank Polski SA	23,804	505,405
Preferred Bank	714	67,409
Prosperity Bancshares, Inc.	1,777	122,098
RHB Bank Bhd.	128,253	215,695
S&T Bancorp, Inc.	1,449	57,207
Stellar Bancorp, Inc.	1,998	63,157
Swedbank AB - Class A	28,104	894,811
Taiwan Cooperative Financial Holding Co. Ltd.	402,811	306,103
Thanachart Capital PCL	35,195	59,578
Tisco Financial Group PCL	31,010	102,098
TMBThanachart Bank PCL	1,038,961	62,283
Tompkins Financial Corp.	847	58,536
TriCo Bancshares	1,177	56,614
Unicaja Banco SA	21,797	64,000
Univest Financial Corp.	1,694	53,869
Valiant Holding AG	309	53,876
Valley National Bancorp	8,260	93,503
Webster Financial Corp.	1,582	94,287
Western Alliance Bancorp	932	75,986
		17,249,232

Consumer Discretionary Products - 1.6%
Asics Corp.	12,994	311,506
Chongqing Changan Automobile Co. Ltd. - Class A	292,300	492,999
Denso Corp.	69,723	920,183
Gildan Activewear, Inc.	2,239	128,794
Glenveagh Properties PLC(a)	24,818	56,280
Great Wall Motor Co. Ltd. - Class H	141,030	271,170
Haseko Corp.	2,988	57,194
Huayu Automotive Systems Co. Ltd. - Class A	18,300	50,201
Interface, Inc.	2,329	65,003
On Holding AG - Class A(a)	3,785	166,502
Pirelli & C SpA	14,036	97,574
Richelieu Hardware Ltd.	2,893	81,516
Rivian Automotive, Inc. - Class A(a)	15,763	265,764
Standard Motor Products, Inc.	1,437	53,945
Steelcase, Inc. - Class A	5,721	93,195
Sumitomo Electric Industries Ltd.	21,759	856,277
Xpeng, Inc., ADR(a)	7,545	164,707
		4,132,810

Consumer Discretionary Services - 1.1%
AcadeMedia AB	5,655	61,756
Amadeus IT Group SA	13,392	984,436
Aristocrat Leisure Ltd.	22,108	845,835

Flutter Entertainment PLC	1,718	$358,736
Food & Life Cos. Ltd.	1,346	60,637
Graham Holdings Co. - Class B	86	95,159
Lottery Corp. Ltd.	50,677	181,789
Lottomatica Group SpA	2,985	76,283
Monarch Casino & Resort, Inc.	587	56,692
OPAP SA	5,156	105,435
Whitbread PLC	2,703	89,178
		2,915,936

Consumer Staple Products - 1.5%
Asahi Group Holdings Ltd.	39,047	453,526
AVI Ltd.	18,605	112,656
Cia Cervecerias Unidas SA, ADR	6,207	83,050
Henkel AG & Co. KGaA	11,625	872,894
Jamieson Wellness, Inc.	3,340	83,257
Kenvue, Inc.	26,456	459,012
Lamb Weston Holdings, Inc.	1,374	81,148
Maple Leaf Foods, Inc.	4,848	88,019
Monster Beverage Corp.(a)	16,044	1,203,139
Nisshin Seifun Group, Inc.	3,992	47,927
Orion Corp.	841	60,331
Reynolds Consumer Products, Inc.	3,321	82,959
Royal Unibrew A/S	824	71,446
		3,699,364

Financial Services - 11.8%
3i Group PLC	30,624	1,281,410
Acadian Asset Management, Inc.	2,380	106,719
Affiliated Managers Group, Inc.	943	253,507
Artisan Partners Asset Management, Inc. - Class A	3,855	159,905
ASX Ltd.	2,980	113,739
Avanza Bank Holding AB	1,399	55,015
Banca IFIS SpA	2,711	78,027
BGC Group, Inc. - Class A	6,032	52,478
Broadridge Financial Solutions, Inc.	4,268	973,488
Brookfield Wealth Solutions Ltd.	9,995	473,993
Canaccord Genuity Group, Inc.	7,491	63,354
Columbia Financial, Inc.(a)	3,591	56,846
Computershare Ltd.	28,221	664,411
Coronation Fund Managers Ltd.	31,267	87,973
Corpay, Inc.(a)	1,803	533,327
CSC Financial Co. Ltd.	154,778	237,765
Deutsche Boerse AG	3,968	1,061,467
EFG International AG	4,190	96,120
Essent Group Ltd.	1,892	118,742
EXOR NV	4,051	341,321
Federal Agricultural Mortgage Corp. - Class C	354	60,803

Federated Hermes, Inc. - Class B	3,425	$171,832
Greencoat Renewables PLC	75,604	63,174
Groupe Bruxelles Lambert NV	11,049	955,949
Guotai Junan Securities Co. Ltd. - Class H	275,110	549,471
Helia Group Ltd.	20,318	75,283
Hong Kong Exchanges & Clearing Ltd.	3,356	177,163
Houlihan Lokey, Inc. - Class A	9,028	1,583,511
IG Group Holdings PLC	4,447	66,877
IGM Financial, Inc.	7,886	322,726
Intermediate Capital Group PLC	2,460	67,667
Investment AB Latour - Class B	16,011	383,140
JSE Ltd.	8,645	67,131
London Stock Exchange Group PLC	5,179	611,280
Mastercard, Inc. - Class A	6,828	3,759,019
McMillan Shakespeare Ltd.	5,629	61,574
MGIC Investment Corp.	2,649	75,099
Moody’s Corp.	2,641	1,296,150
MSCI, Inc. - Class A	972	547,936
Nasdaq, Inc.	28,196	2,563,580
Nordnet AB	2,037	58,529
OneMain Holdings, Inc. - Class A	2,602	161,402
Onex Corp.	1,912	152,653
Piper Sandler Cos.	261	87,670
Radian Group, Inc.	1,908	67,829
Ratos AB	15,071	59,314
Shenwan Hongyuan Group Co. Ltd.(b)	433,973	172,796
StepStone Group, Inc. - Class A	1,666	105,225
Stifel Financial Corp.	10,070	1,228,540
Swissquote Group Holding SA	903	558,028
TMX Group Ltd.	7,258	267,089
Tradeweb Markets, Inc. - Class A	4,595	500,212
Virtus Investment Partners, Inc.	486	77,561
Visa, Inc. - Class A	13,463	4,502,566
VZ Holding AG	495	91,978
WEX, Inc.(a)	652	96,731
XP, Inc. - Class A	14,280	281,459
Yuanta Financial Holding Co. Ltd.	977,965	1,124,886
		29,863,440

Health Care - 10.4%
Alnylam Pharmaceuticals, Inc.(a)	439	198,090
Artivion, Inc.	1,276	59,538
AstraZeneca PLC	8,251	1,527,712
Attendo AB	6,989	62,319
Avantor, Inc.(a)	5,982	70,169
Bio-Techne Corp.	2,592	167,210
Celltrion, Inc.	638	80,517
Cencora, Inc.	4,168	1,537,700

Chemed Corp.	229	$100,575
ConvaTec Group PLC(b)	16,596	51,808
Cooper Cos., Inc.	2,501	194,903
CSL Ltd.	4,900	598,658
Danaher Corp.	7,192	1,631,002
Demant A/S	1,346	45,846
Dr. Sulaiman Al Habib Medical Services Group Co.	5,316	342,643
EBOS Group Ltd.	3,698	60,501
Eisai Co. Ltd.	2,607	81,810
Enovis Corp.(a)	2,199	66,564
Ensign Group, Inc.	506	93,883
Envista Holdings Corp.(a)	4,960	103,664
Exelixis, Inc.(a)	3,376	149,118
Fagron	2,867	70,871
Fresenius SE & Co. KGaA	8,546	469,422
Galderma Group AG	792	157,818
GE HealthCare Technologies, Inc.	10,087	806,859
Gilead Sciences, Inc.	9,905	1,246,445
Glaukos Corp.(a)	811	86,201
Henry Schein, Inc.(a)	1,661	123,861
ICON PLC(a)	2,141	396,085
IDEXX Laboratories, Inc.(a)	1,282	965,192
IHH Healthcare Bhd	307,742	615,112
Insmed, Inc.(a)	667	138,583
Insulet Corp.(a)	362	118,443
Integer Holdings Corp.(a)	1,000	72,180
Intuitive Surgical, Inc.(a)	2,878	1,650,475
KPJ Healthcare Bhd.	76,493	47,941
Labcorp Holdings, Inc.	3,000	806,340
Life Healthcare Group Holdings Ltd.	97,295	61,351
McKesson Corp.	2,008	1,769,289
Medpace Holdings, Inc.(a)	998	591,275
Merck & Co., Inc.	23,385	2,451,450
Merit Medical Systems, Inc.(a)	1,050	90,920
Mettler-Toledo International, Inc.(a)	287	423,819
National HealthCare Corp.	469	63,920
Novo Nordisk A/S - Class B	15,374	757,293
OmniAb Operations, Inc. - $12.50 Earnout(a)(c)	119	—
OmniAb Operations, Inc. - $15.00 Earnout(a)(c)	119	—
Penumbra, Inc.(a)	205	60,100
RadNet, Inc.(a)	749	62,010
Ramsay Health Care Ltd.	3,640	87,869
Recordati Industria Chimica e Farmaceutica SpA	4,455	263,166
Repligen Corp.(a)	590	100,902
ResMed, Inc.	1,625	415,724
Royalty Pharma PLC - Class A	8,001	320,200
Samsung Biologics Co. Ltd.(a)	167	182,483
Sandoz Group AG	7,537	532,410
Savaria Corp.	5,119	78,214

Select Medical Holdings Corp.	4,411	$68,326
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H(a)	48,850	74,101
Sinopharm Group Co. Ltd.	19,840	51,068
Sonic Healthcare Ltd.	8,993	137,591
Takeda Pharmaceutical Co. Ltd., ADR	58,284	840,455
Teleflex, Inc.	815	93,252
Tempus AI, Inc. - Class A(a)	2,853	222,334
U.S. Physical Therapy, Inc.	1,058	78,133
UCB SA	1,470	410,295
Vertex Pharmaceuticals, Inc.(a)	1,389	602,284
Waters Corp.(a)	791	319,105
		26,205,397

Industrial Products - 9.5%
AAON, Inc.	610	57,023
Alamo Group, Inc.	378	60,620
Allegion PLC	5,920	982,898
Amada Co. Ltd.	5,250	62,509
Atmus Filtration Technologies, Inc.	1,515	76,674
Beijer Alma AB	2,114	62,982
Belden, Inc.	1,323	150,028
Bucher Industries AG	125	55,732
Carrier Global Corp.	28,687	1,574,343
CECO Environmental Corp.	1,123	58,564
China Railway Signal & Communication Corp. Ltd. - Class H	123,824	54,552
Cognex Corp.	2,989	113,881
Deutz AG	5,775	53,282
Diploma PLC	934	67,632
Enerpac Tool Group Corp.	1,433	54,268
Enpro, Inc.	545	121,453
Federal Signal Corp.	1,236	140,904
Fluidra SA	2,437	67,595
Generac Holdings, Inc.	630	95,527
Gibraltar Industries, Inc.	808	40,368
Graco, Inc.	20,433	1,684,497
Helios Technologies, Inc.	1,558	84,116
Hillenbrand, Inc.	4,297	136,816
Hillman Solutions Corp.(a)	8,143	71,251
Hubbell, Inc.	3,972	1,713,640
Indutrade AB	2,658	66,001
Iveco Group NV	3,461	74,409
Janus International Group, Inc.(a)	9,110	56,573
Joby Aviation, Inc.(a)	17,090	246,609
Knorr-Bremse AG	3,403	360,971
Kone Oyj - Class B	5,856	397,849
Legrand SA	9,831	1,489,494
Lennox International, Inc.	2,048	1,021,686
Makino Milling Machine Co. Ltd.	816	57,834

Max Co. Ltd.	1,539	$67,753
METAWATER Co., Ltd.	2,746	58,862
Middleby Corp.(a)	842	99,524
Mirion Technologies, Inc. - Class A(a)	3,205	83,394
Modine Manufacturing Co.	457	74,093
MSA Safety, Inc.	725	116,943
Nordson Corp.	5,452	1,295,722
Novanta, Inc.(a)	573	65,127
Pentair PLC	15,746	1,657,109
Proto Labs, Inc.(a)	1,723	87,563
Rockwell Automation, Inc.	5,444	2,155,062
Spectris PLC	1,658	90,817
SPX Technologies, Inc.	723	155,474
Standex International Corp.	465	113,999
Symbotic, Inc. - Class A(a)	4,297	359,960
Techtronic Industries Co. Ltd.	27,376	320,329
Tennant Co.	1,256	91,851
Thermon Group Holdings, Inc.(a)	2,426	85,153
THK Co. Ltd.	2,294	58,787
Toro Co.	1,941	135,365
Veralto Corp.	7,712	780,609
Vertiv Holdings Co. - Class A	3,328	598,141
Volution Group PLC	6,515	54,556
Volvo AB - Class A	45,375	1,363,403
Watts Water Technologies, Inc. - Class A	666	183,736
WEG SA	40,456	332,464
Weir Group PLC	1,933	70,997
Xylem, Inc.	12,858	1,808,735
Yokogawa Electric Corp.	1,738	55,598
Zurn Elkay Water Solutions Corp.	3,326	158,650
		23,992,357

Industrial Services - 6.5%
ADT, Inc.	8,777	72,410
Al Babtain Power & Telecommunication Co.	2,952	51,778
ALS Ltd.	4,632	67,831
APi Group Corp.(a)(b)	10,318	408,180
Automatic Data Processing, Inc.	10,274	2,622,952
Badger Infrastructure Solutions Ltd.	2,098	109,577
Barrett Business Services, Inc.	1,582	55,512
Bidvest Group Ltd.	5,759	76,825
Bilfinger SE	795	93,740
Bird Construction, Inc.	3,230	61,354
Brady Corp. - Class A	1,049	82,074
Brambles Ltd.	46,309	730,686
Centuri Holdings, Inc.(a)	2,613	58,766
China Merchants Expressway Network & Technology Holdings Co. Ltd. - Class A	87,544	123,045

Clarkson PLC	1,148	$57,497
Comfort Systems USA, Inc.	1,139	1,112,735
Compass Group PLC	12,009	377,429
CRA International, Inc.	302	53,255
CSG Systems International, Inc.	1,560	122,881
Deluxe Corp.	4,405	89,510
DSV A/S	3,230	736,543
Dycom Industries, Inc.(a)	419	151,481
Elis SA	2,164	61,530
Enviri Corp.	4,047	74,222
Frontdoor, Inc.(a)	1,023	55,170
Grupo Aeroportuario del Centro Norte SAB de CV - Class B, ADR	714	76,798
Hazama Ando Corp.	6,346	76,046
Heidrick & Struggles International, Inc.	990	58,281
Herc Holdings, Inc.	563	75,594
IES Holdings, Inc.(a)	182	76,180
Installed Building Products, Inc.	534	143,123
IPH Ltd.	19,864	45,854
ISS A/S	3,078	101,779
Ituran Location and Control, Ltd.	1,942	77,758
Jiangsu Expressway Co. Ltd. - Class H	88,736	114,089
Kajima Corp.	11,555	430,952
Kandenko Co. Ltd.	3,148	99,816
Kinden Corp.	2,368	98,392
Korn Ferry	1,118	73,531
Kraftia Corp.	1,085	55,074
Kuehne + Nagel International AG	1,738	348,704
Loomis AB	1,396	56,244
MIRAIT ONE Corp.	4,242	90,875
MSC Industrial Direct Co., Inc. - Class A	1,634	145,361
MYR Group, Inc.(a)	614	137,732
Norconsult Norge AS	24,880	110,962
Paychex, Inc.	15,102	1,686,742
Promotora y Operadora de Infraestructura SAB de CV	6,153	83,990
Raito Kogyo Co. Ltd.	2,982	64,589
Randstad NV	1,443	56,135
Recruit Holdings Co. Ltd.	4,415	226,507
Rexel SA	2,003	76,223
Robert Half, Inc.	2,101	56,811
S-1 Corp.	1,016	51,814
Sankyu, Inc.	1,400	75,764
SATS Ltd.	32,258	84,683
Seino Holdings Co. Ltd.	4,573	66,038
Shandong Hi-Speed Co. Ltd. - Class A	73,000	94,663
SiteOne Landscape Supply, Inc.(a)	603	80,971
SPIE SA	2,075	112,508
Sterling Infrastructure, Inc.(a)	1,108	381,495
Sweco AB	4,814	82,073
Taiwan High Speed Rail Corp.	100,190	89,225

Takasago Thermal Engineering Co. Ltd.	2,172	$63,218
Tobu Railway Co. Ltd.	2,821	47,481
TopBuild Corp.(a)	854	386,435
UL Solutions, Inc. - Class A	3,039	277,187
W.W. Grainger, Inc.	966	916,377
WESCO International, Inc.	1,039	277,839
Wilh. Wilhelmsen Holding ASA - Class A	1,493	81,055
WillScot Holdings Corp.	3,308	65,333
WSP Global, Inc.	4,810	843,445
Yurtec Corp.	4,385	77,078
		16,405,807

Insurance - 6.2%
Ageas SA/NV	6,236	426,271
AIA Group Ltd.	29,442	304,797
Alm Brand A/S	29,089	81,723
Aon PLC - Class A	3,319	1,174,661
Assured Guaranty Ltd.	1,189	107,652
BB Seguridade Participacoes SA	92,041	587,228
Beazley PLC	4,661	49,252
Brown & Brown, Inc.	4,352	350,031
Challenger Ltd.	9,760	56,837
CNO Financial Group, Inc.	4,883	199,861
Dai-ichi Life Holdings, Inc.	53,455	417,398
DB Insurance Co. Ltd.	750	63,492
Definity Financial Corp.	2,043	105,737
Employers Holdings, Inc.	1,721	68,582
Fidelis Insurance Holdings Ltd.	3,930	74,827
Fubon Financial Holding Co. Ltd.	158,394	467,334
Hiscox Ltd.	3,761	66,776
Horace Mann Educators Corp.	3,231	147,915
Intact Financial Corp.	5,662	1,159,166
Jackson Financial, Inc. - Class A	1,649	161,619
Kinsale Capital Group, Inc.	153	58,890
Korean Reinsurance Co.	9,861	77,713
Lincoln National Corp.	4,886	201,010
M&G PLC	59,145	213,471
Medibank Pvt Ltd.	46,837	145,899
Menora Mivtachim Holdings Ltd.	445	49,276
Meritz Financial Group, Inc.	4,442	328,019
Momentum Group Ltd.	53,859	114,117
NN Group NV	10,018	726,417
Odontoprev SA	30,831	66,588
OUTsurance Group Ltd.	24,540	103,877
Phoenix Group Holdings PLC	22,558	208,029
PICC Property & Casualty Co. Ltd. - Class H	240,848	546,313
Progressive Corp.	7,746	1,772,207
Protector Forsikring ASA	2,380	113,323

Reinsurance Group of America, Inc.	4,607	$874,731
RenaissanceRe Holdings Ltd.	1,096	286,242
Safety Insurance Group, Inc.	932	70,851
Sampo Oyj	41,447	487,507
Samsung Life Insurance Co. Ltd.	4,070	423,148
Santam Ltd.	3,397	82,920
Saudi Reinsurance Co.(a)	5,906	46,443
Selective Insurance Group, Inc.	850	66,776
Skyward Specialty Insurance Group, Inc.(a)	1,321	64,676
Steadfast Group Ltd.	24,866	84,634
Storebrand ASA	14,961	232,869
Suncorp Group Ltd.	58,807	677,210
Trisura Group Ltd.(a)	1,752	51,201
Tryg A/S	11,807	292,630
Unipol Gruppo SpA	12,240	280,623
White Mountains Insurance Group Ltd.	37	74,897
Willis Towers Watson PLC	2,778	891,738
		15,785,404

Materials - 1.5%
Aica Kogyo Co. Ltd.	2,813	64,318
Amcor PLC	54,259	462,287
AptarGroup, Inc.	1,760	219,560
Axalta Coating Systems Ltd.(a)	7,882	237,485
Carlisle Cos., Inc.	1,046	332,701
Clariant AG	11,816	107,130
Croda International PLC	2,204	79,490
DIC Corp.	2,773	68,930
Elopak ASA	12,574	61,176
EMS-Chemie Holding AG	564	384,921
HB Fuller Co.	2,903	169,187
Huhtamaki Oyj	1,723	59,389
Kaneka Corp.	3,666	103,132
Lanxess AG	3,206	65,001
Minerals Technologies, Inc.	2,191	128,502
Nagase & Co. Ltd.	4,019	94,545
Nippon Kayaku Co. Ltd.	10,758	112,957
Quaker Chemical Corp.	1,171	161,422
Rogers Corp.	705	59,086
Sakata INX Corp.	4,144	62,087
Sealed Air Corp.	3,107	133,446
Sensient Technologies Corp.	1,191	116,111
Silgan Holdings, Inc.	3,111	123,320
Simpson Manufacturing Co., Inc.	412	68,960
Sonoco Products Co.	3,088	130,221
Stepan Co.	1,764	79,962
Trex Co., Inc.(a)	1,706	59,676
TriMas Corp.	2,238	76,249

Zeon Corp.	5,831	$66,680
		3,887,931

Media - 5.6%
Bandai Namco Holdings, Inc.	13,772	403,937
Capcom Co. Ltd.	8,696	213,039
CAR Group Ltd.	3,862	88,062
Cogeco Communications, Inc.	1,577	77,263
Electronic Arts, Inc.	6,085	1,229,353
Fuji Media Holdings, Inc.	2,365	53,256
Giant Network Group Co. Ltd.	39,200	227,805
Grab Holdings Ltd. - Class A(a)	36,077	196,620
HYBE Co. Ltd.	251	51,117
Informa PLC	31,476	400,290
Kanzhun Ltd. - Class A, ADR	15,560	343,876
Kuaishou Technology - Class B	43,838	381,758
LY Corp.	130,075	350,507
Match Group, Inc.	2,403	80,044
NAVER Corp.	3,257	540,379
NetEase, Inc.	30,737	844,857
Netflix, Inc.(a)	25,823	2,778,038
Pearson PLC	4,002	52,899
Pinterest, Inc. - Class A(a)	21,988	574,327
Publicis Groupe SA	5,767	562,069
Scout24 SE	741	75,763
Spotify Technology SA(a)	2,134	1,277,989
Take-Two Interactive Software, Inc.	4,105	1,010,117
Toho Co. Ltd.	2,355	135,746
Trip.com Group Ltd.	11,537	792,783
VeriSign, Inc.	5,185	1,306,568
		14,048,462

Real Estate - 0.6%
Airport City Ltd.(a)	8,260	155,046
Altus Group Ltd.	3,047	121,613
Direcional Engenharia SA	18,489	64,396
Howard Hughes Holdings, Inc.(a)	2,272	203,412
KE Holdings, Inc. - Class A, ADR	5,619	96,815
Marcus & Millichap, Inc.	4,814	141,050
Matrix Concepts Holdings Bhd.	315,763	103,917
McGrath RentCorp	836	86,175
Neinor Homes SA	4,854	103,540
PEXA Group Ltd.(a)	9,296	86,385
Supalai PCL	190,424	99,959
Tokyu Fudosan Holdings Corp.	20,103	187,053
		1,449,361

Renewable Energy - 0.2%
EnerSys	1,702	$243,573
Landis+Gyr Group AG	1,392	90,148
OY Nofar Energy Ltd.(a)	1,963	57,040
		390,761

Retail & Wholesale - Discretionary - 2.0%
Boyd Group Services, Inc.	337	56,613
Bunzl PLC	9,539	273,511
Copart, Inc.(a)	30,168	1,175,949
D’ieteren Group	2,566	446,696
Falabella SA	84,712	549,207
Ferguson Enterprises, Inc.	4,161	1,047,199
OPENLANE, Inc.	2,132	54,238
Pandora A/S	1,621	193,749
Pet Valu Holdings Ltd.	2,792	57,120
Pool Corp.	1,334	324,962
Pop Mart International Group Ltd.(b)	7,945	229,402
ScanSource, Inc.(a)	1,324	54,443
Sea Ltd. - Class A, ADR(a)	3,675	510,862
USS Co. Ltd.	8,085	90,254
		5,064,205

Retail & Wholesale - Staples - 1.5%
Aeon Co. Ltd.	14,586	264,287
Axfood AB	2,290	65,555
Bid Corp. Ltd.	6,342	151,256
Clicks Group Ltd.	5,527	112,041
CP ALL PCL	343,679	461,690
Europris ASA	15,861	142,417
George Weston Ltd.	24,193	1,663,079
GrainCorp Ltd. - Class A	16,776	88,893
MatsukiyoCocokara & Co.	2,304	42,669
Nahdi Medical Co.	2,500	66,208
Pepkor Holdings Ltd.	37,924	57,880
President Chain Store Corp.	19,856	151,522
Sheng Siong Group Ltd.	43,785	91,955
Sprouts Farmers Market, Inc.(a)	6,204	519,957
		3,879,409

Software & Tech Services - 10.3%
ACI Worldwide, Inc.(a)	1,696	79,475
Adobe, Inc.	4,919	1,574,719
Amdocs Ltd.	2,226	170,244
Atlassian Corp. - Class A(a)	2,578	385,463
Autodesk, Inc.	7,555	2,291,734
Box, Inc. - Class A(a)	2,579	76,184
Cadence Design Systems, Inc.(a)	6,065	1,891,310

Commvault Systems, Inc.(a)	321	$39,643
Constellation Software, Inc.	479	1,162,152
CyberArk Software Ltd.(a)	1,917	879,117
Datadog, Inc. - Class A(a)	4,023	643,720
Descartes Systems Group, Inc.(a)	635	52,283
Digi International, Inc.(a)	1,350	56,470
Doximity, Inc. - Class A(a)	7,958	409,360
Duolingo, Inc. - Class A(a)	1,486	284,435
Dynatrace, Inc.(a)	12,638	563,149
EPAM Systems, Inc.(a)	403	75,361
Gen Digital, Inc.	27,004	712,095
Genpact Ltd.	3,407	150,112
Guidewire Software, Inc.(a)	4,135	893,077
HubSpot, Inc.(a)	1,341	492,576
IonQ, Inc.(a)	4,678	230,625
Kinaxis, Inc.(a)	482	60,372
Manhattan Associates, Inc.(a)	3,887	685,861
MongoDB, Inc. - Class A(a)	892	296,474
Nemetschek SE	3,281	366,498
Nutanix, Inc. - Class A(a)	7,140	341,292
Okta, Inc. - Class A(a)	4,145	332,968
Open Text Corp.	2,903	97,978
Paylocity Holding Corp.(a)	355	52,302
Pro Medicus Ltd.	2,952	515,999
Procore Technologies, Inc.(a)	11,177	827,769
PTC, Inc.(a)	6,923	1,214,502
Q2 Holdings, Inc.(a)	701	50,563
Rubrik, Inc. - Class A(a)	3,985	276,240
Samsara, Inc. - Class A(a)	8,342	317,246
SCSK Corp.	2,170	79,096
ServiceNow, Inc.(a)	2,958	2,403,109
Snowflake, Inc. - Class A(a)	3,713	932,854
SS&C Technologies Holdings, Inc.	20,039	1,722,152
SUSE SA(c)	2,113	15,327
TietoEVRY Oyj	4,918	102,166
Twilio, Inc. - Class A(a)	2,546	330,191
Varonis Systems, Inc.(a)	1,780	58,865
Veeva Systems, Inc. - Class A(a)	3,216	772,773
Waystar Holding Corp.(a)	1,250	46,137
WiseTech Global Ltd.	7,624	365,086
Zscaler, Inc.(a)	2,641	664,212
		26,041,336

Tech Hardware & Semiconductors - 15.7%
A10 Networks, Inc.	3,531	60,804
Accton Technology Corp.	11,052	360,946
Alpha & Omega Semiconductor Ltd.(a)	3,050	61,854
Ambarella, Inc.(a)	1,179	87,458

ASE Technology Holding Co. Ltd.	178,435	$1,304,790
ASM International NV	1,857	1,022,400
Astera Labs, Inc.(a)	5,272	830,709
Avnet, Inc.	2,896	137,589
Axcelis Technologies, Inc.(a)	695	57,525
BE Semiconductor Industries NV	2,919	440,055
Cirrus Logic, Inc.(a)	798	96,031
Cohu, Inc.	3,338	81,180
Credo Technology Group Holding Ltd.(a)	3,214	570,806
Disco Corp.	3,344	937,091
Dolby Laboratories, Inc. - Class A	2,748	185,353
F5, Inc.(a)	9,912	2,370,554
FormFactor, Inc.(a)	1,246	68,555
Fujikura Ltd.	4,990	573,986
HP, Inc.	68,269	1,667,129
Intel Corp.	46,582	1,889,366
IPG Photonics Corp.	767	61,084
Kulicke & Soffa Industries, Inc.	1,377	62,116
Lam Research Corp.	37,418	5,837,208
Lasertec Corp.	1,838	330,734
Lenovo Group Ltd.	359,324	446,755
Logitech International SA	7,437	836,367
MaxLinear, Inc. - Class A(a)	3,963	61,704
MediaTek, Inc.	26,702	1,186,850
Monolithic Power Systems, Inc.	2,284	2,119,940
NetApp, Inc.	20,583	2,296,240
NetScout Systems, Inc.(a)	2,740	73,651
Nova Ltd.(a)	246	76,959
NVIDIA Corp.	31,735	5,617,095
NXP Semiconductors NV	15,606	3,042,234
Power Integrations, Inc.	1,647	55,339
Pure Storage, Inc. - Class A(a)	10,512	935,148
Quanta Computer, Inc.	72,851	654,580
Rambus, Inc.(a)	16,109	1,539,537
Realtek Semiconductor Corp.	3,151	52,308
Silicon Laboratories, Inc.(a)	656	83,693
Sonos, Inc.(a)	3,436	63,772
Synaptics, Inc.(a)	1,242	85,089
TDK Corp.	46,222	758,124
Ultra Clean Holdings, Inc.(a)	3,273	83,003
Veeco Instruments, Inc.(a)	2,297	67,141
Venture Corp. Ltd.	6,705	77,345
Wiwynn Corp.	1,348	196,284
Yageo Corp.	40,507	303,302
		39,807,783

Telecommunications - 5.1%
America Movil SAB de CV, ADR	48,931	1,129,327

AT&T, Inc.	104,303	$2,713,964
BT Group PLC	170,656	409,161
Chunghwa Telecom Co. Ltd.	204,810	851,608
Empresa Nacional de Telecomunicaciones SA	11,696	59,116
Freenet AG	3,285	108,730
Frontier Communications Parent, Inc.(a)	2,697	102,270
NextDC Ltd.(a)	5,854	52,096
PCCW Ltd.	195,272	150,487
Proximus SADP	11,987	103,154
Saudi Telecom Co.	143,907	1,636,453
Singapore Telecommunications Ltd.	260,073	949,809
SoftBank Corp.	692,804	990,925
SoftBank Group Corp.	5,326	574,239
Taiwan Mobile Co. Ltd.	153,100	526,838
Telefonica Brasil SA, ADR	70,607	933,425
Telefonica SA	204,804	887,755
TIM SA	101,994	478,741
TIME dotCom Bhd.	114,271	145,172
TPG Telecom Ltd.	18,500	45,496
United Internet AG	1,789	53,691
		12,902,457

Utilities - 1.6%
American States Water Co.	2,610	192,540
Auren Energia SA	54,266	125,021
Boralex, Inc.	8,516	152,476
California Water Service Group	4,219	191,416
China Three Gorges Renewables Group Co. Ltd. - Class A	811,954	479,425
CPFL Energia SA	33,995	309,653
Hydro One Ltd.(b)	47,852	1,878,999
Meridian Energy Ltd.	32,783	105,951
Middlesex Water Co.	1,689	86,663
Oklo, Inc. - Class A(a)	1,932	176,546
Scatec ASA	13,654	134,347
Sichuan Chuantou Energy Co. Ltd. - Class A	83,519	172,011
		4,005,048

TOTAL COMMON STOCKS (Cost $225,534,243)		251,726,500

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 3.92%(d)	4,956,397	4,956,397

TOTAL SHORT-TERM INVESTMENTS (Cost $4,956,397)		4,956,397

TOTAL INVESTMENTS - 101.5% (Cost $230,490,640)		$256,682,897
Liabilities in Excess of Other Assets - (1.5)%		(3,749,187)
TOTAL NET ASSETS - 100.0%		$252,933,710

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $2,741,185 or 1.1% of the Fund’s net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $15,327 or 0.0% of net assets as of November 30, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.